Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]		$ 13,630
Gross unrealized holding gains
Gross unrealized holding (losses)			(144)
Amortized cost basis		$ 20,054	13,774	[2]
Accrued interest on securities		177	77
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]		7,749
Gross unrealized holding gains
Gross unrealized holding (losses)			(49)
Amortized cost basis	[2]		7,798
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	19,668	5,881
Gross unrealized holding gains
Gross unrealized holding (losses)		(386)	(95)
Amortized cost basis	[2]	$ 20,054	$ 5,976

[1]	Fair value is being determined using quoted market prices in active markets (Level 1).
[2]	Including accrued interest in the amount of US$ 77 thousands and US$ 177 thousands as of December 31, 2017 and June 30, 2018 respectively.